Related Party Transactions (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 29, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Interest Expense, Related Party		$ 35,814	$ 98,007	$ 93,565
Community Health Systems, Inc [Member]
Related Party Transaction [Line Items]
Interest Expense, Related Party		35,800	98,000	93,600
Terms of transitional service agreements	5 years
Community Health Systems, Inc [Member] | Transition Services Agreements and Allocation from Parent Prior to Spin-Off [Member]
Related Party Transaction [Line Items]
Total expenses incurred and allocation from parent		$ 66,400	$ 60,200	$ 40,500
Community Health Systems, Inc [Member] | Transition Services Agreements
Related Party Transaction [Line Items]
Terms of transitional service agreements	5 years
Community Health Systems, Inc [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Related party transaction, rate		4.00%
Community Health Systems, Inc [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Related party transaction, rate		7.00%